Shareholder Report, Average Annual Return (Details) 190423_GuideMark Small-Mid Cap Core Fund_Service Shares_TSR Annual {Service Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GuideMark Small/Mid Cap Core Fund Service Shares
Average Annual Return, Percent	17.72%	4.80%	10.27%
Russell 3000 Index_
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.72%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	23.45%	5.48%	10.58%